FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2006

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CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.4%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H .........................................................        China            3,017,000   $   1,215,051
                                                                                                                    -------------

    AIRLINES 0.4%
  a Air China Ltd., H .........................................................        China            7,486,000       2,894,277
a,b Air China Ltd., H, 144A ...................................................        China            1,364,000         527,357
                                                                                                                    -------------
                                                                                                                        3,421,634
                                                                                                                    -------------

    AUTO COMPONENTS 0.9%
    Cheng Shin Rubber Industry Co. Ltd. .......................................       Taiwan           10,208,938       7,455,224
                                                                                                                    -------------

    AUTOMOBILES 0.2%
    Chongqing Changan Automobile Co. Ltd., B ..................................        China            3,840,249       1,880,668
                                                                                                                    -------------

    CAPITAL MARKETS 0.8%
    Yuanta Core Pacific Securities Co. ........................................       Taiwan           11,818,290       7,137,440
                                                                                                                    -------------

    COMMERCIAL BANKS 10.8%
  a China Construction Bank, H ................................................        China           11,115,000       5,192,620
a,b China Construction Bank, H, 144A ..........................................        China           63,073,000      29,465,958
    Chinatrust Financial Holding Co. Ltd. .....................................       Taiwan           10,074,050       7,154,953
    HSBC Holdings PLC .........................................................   United Kingdom        1,764,585      29,540,701
    Mega Financial Holding Co. Ltd. ...........................................       Taiwan           27,217,000      20,504,580
                                                                                                                    -------------
                                                                                                                       91,858,812
                                                                                                                    -------------

    COMMUNICATIONS EQUIPMENT 0.4%
    D-Link Corp. ..............................................................       Taiwan            3,277,239       3,458,601
                                                                                                                    -------------

    COMPUTERS & PERIPHERALS 5.5%
    Acer Inc. .................................................................       Taiwan           12,965,943      23,851,198
    Advantech Co. Ltd. ........................................................       Taiwan            1,768,514       4,898,916
    Asustek Computer Inc. .....................................................       Taiwan            3,171,863       8,600,602
    LITE-ON IT Corp. ..........................................................       Taiwan            1,191,000       1,330,306
    Lite-On Technology Corp. ..................................................       Taiwan            5,891,622       8,169,193
                                                                                                                    -------------
                                                                                                                       46,850,215
                                                                                                                    -------------

    CONSTRUCTION MATERIALS 0.3%
    Anhui Conch Cement Co. Ltd., H ............................................        China            1,306,000       1,885,082
    China Resources Cement Holding Ltd. .......................................        China              872,000         203,406
                                                                                                                    -------------
                                                                                                                        2,088,488
                                                                                                                    -------------

    DISTRIBUTORS 3.5%
    China Resources Enterprise Ltd. ...........................................        China           12,562,000      25,902,867
    Test-Rite International Co. Ltd. ..........................................       Taiwan            5,227,963       3,551,999
                                                                                                                    -------------
                                                                                                                       29,454,866
                                                                                                                    -------------

    DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
    China Telecom Corp. Ltd., H ...............................................        China           10,278,000       3,642,591
                                                                                                                    -------------


                                          Quarterly Statement of Investments | 3

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    ELECTRIC UTILITIES 4.1%
    Cheung Kong Infrastructure Holdings Ltd. ..................................      Hong Kong         11,060,000   $  35,135,093
                                                                                                                    -------------

    ELECTRICAL EQUIPMENT 0.5%
    BYD Co. Ltd., H ...........................................................        China              311,000         643,287
    Phoenixtec Power Co. Ltd. .................................................       Taiwan            3,632,945       3,542,944
                                                                                                                    -------------
                                                                                                                        4,186,231
                                                                                                                    -------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
    Delta Electronics Inc. ....................................................       Taiwan            7,077,970      16,465,975
                                                                                                                    -------------

    FOOD & STAPLES RETAILING 16.4%
    Dairy Farm International Holdings Ltd. ....................................      Hong Kong         39,811,578     139,340,523
                                                                                                                    -------------

    FOOD PRODUCTS 1.2%
    Uni-President Enterprises Corp. ...........................................       Taiwan           16,612,030      10,134,905
                                                                                                                    -------------

    HOTELS, RESTAURANTS & LEISURE 1.3%
    The Hongkong and Shanghai Hotels Ltd. .....................................      Hong Kong          9,371,838      10,689,001
                                                                                                                    -------------

    HOUSEHOLD DURABLES 0.9%
    TCL Multimedia Technology Holdings Ltd. ...................................        China           47,600,000       7,422,691
                                                                                                                    -------------

    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.0%
    Datang International Power Generation Co. Ltd., H .........................        China           26,502,000      16,735,697
    Guangdong Electric Power Development Co. Ltd., B ..........................        China           11,270,600       5,083,749
    Huadian Power International Corp. Ltd., H .................................        China            8,404,000       2,247,363
    Huaneng Power International Inc., H .......................................        China            1,454,000         993,137
                                                                                                                    -------------
                                                                                                                       25,059,946
                                                                                                                    -------------

    INDUSTRIAL CONGLOMERATES 4.9%
    CITIC Pacific Ltd. ........................................................        China            7,081,000      21,262,757
    LG Corp. ..................................................................     South Korea           220,170       7,647,545
    Shanghai Industrial Holdings Ltd. .........................................        China            5,816,000      12,217,464
                                                                                                                    -------------
                                                                                                                       41,127,766
                                                                                                                    -------------

    INSURANCE 0.2%
  a China Life Insurance Co. Ltd., H ..........................................        China            1,300,000       1,641,869
                                                                                                                    -------------

    IT SERVICES 0.4%
    Travelsky Technology Ltd., H ..............................................        China            2,837,000       3,016,354
                                                                                                                    -------------

    LEISURE EQUIPMENT & PRODUCTS 0.4%
    Premier Image Technology Corp. ............................................       Taiwan            2,363,850       3,179,332
                                                                                                                    -------------

    MACHINERY 1.8%
    China International Marine Containers (Group) Co. Ltd., B .................        China           12,791,872      12,578,467
    Yungtay Engineering Co. Ltd. ..............................................       Taiwan            5,686,000       3,030,991
                                                                                                                    -------------
                                                                                                                       15,609,458
                                                                                                                    -------------


4 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   METALS & MINING 0.1%
   Aluminum Corp. of China Ltd., H ............................................        China            1,028,000   $   1,086,366
   China Oriental Group Co. Ltd. ..............................................        China              392,000          84,872
                                                                                                                    -------------
                                                                                                                        1,171,238
                                                                                                                    -------------

   OFFICE ELECTRONICS 0.1%
   Kinpo Electronics Inc. .....................................................       Taiwan            1,526,700         588,025
                                                                                                                    -------------

   OIL, GAS & CONSUMABLE FUELS 15.4%
   China Petroleum and Chemical Corp., H ......................................        China          103,150,000      59,820,606
a China Shenhua Energy Co. Ltd., H ............................................        China            2,400,500       4,222,828
   CNOOC Ltd. .................................................................        China           12,232,000       9,458,402
   PetroChina Co. Ltd., H .....................................................        China           45,320,000      47,309,023
b PetroChina Co. Ltd., H, 144A ................................................        China            9,200,000       9,603,774
                                                                                                                    -------------
                                                                                                                      130,414,633
                                                                                                                    -------------

   REAL ESTATE 6.1%
   Cheung Kong (Holdings) Ltd. ................................................      Hong Kong          2,575,000      27,294,944
   Hang Lung Group Ltd. .......................................................      Hong Kong          4,976,042      11,350,797
   Henderson Investment Ltd. ..................................................      Hong Kong          5,239,000      10,127,651
   Hongkong Land Holdings Ltd. ................................................      Hong Kong            682,000       2,537,040
                                                                                                                    -------------
                                                                                                                       51,310,432
                                                                                                                    -------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
   Elan Microelectronics Corp. ................................................       Taiwan            2,059,491       1,056,589
   Faraday Technology Corp. ...................................................       Taiwan              471,162         763,638
   Samsung Electronics Co. Ltd. ...............................................     South Korea            10,780       6,989,554
   Sunplus Technology Co. Ltd. ................................................       Taiwan            6,575,395       9,056,515
   Taiwan Semiconductor Manufacturing Co. Ltd. ................................       Taiwan           11,111,921      21,981,430
                                                                                                                    -------------
                                                                                                                       39,847,726
                                                                                                                    -------------

   TEXTILES, APPAREL & LUXURY GOODS 0.6%
   Tack Fat Group International Ltd. ..........................................      Hong Kong         26,080,000       3,125,788
   Tainan Enterprises Co. Ltd. ................................................       Taiwan            1,864,460       2,200,309
                                                                                                                    -------------
                                                                                                                        5,326,097
                                                                                                                    -------------

   TRANSPORTATION INFRASTRUCTURE 2.2%
   China Merchants Holdings International Co. Ltd. ............................        China            1,882,691       5,434,957
   Cosco Pacific Ltd. .........................................................        China            3,354,000       6,699,831
   Hainan Meilan International Airport Co. Ltd., H ............................        China            2,994,000       1,823,151
   Hopewell Holdings Ltd. .....................................................      Hong Kong          1,595,000       4,625,006
                                                                                                                    -------------
                                                                                                                       18,582,945
                                                                                                                    -------------

   WIRELESS TELECOMMUNICATION SERVICES 8.9%
   China Mobile (Hong Kong) Ltd. ..............................................        China           13,122,000      68,912,294
   Taiwan Mobile Co. Ltd. .....................................................       Taiwan            7,047,764       6,710,295
                                                                                                                    -------------
                                                                                                                       75,622,589
                                                                                                                    -------------
   TOTAL COMMON STOCKS (COST $466,804,001) ....................................                                       834,336,419
                                                                                                                    -------------


                                          Quarterly Statement of Investments | 5

Templeton Dragon Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $26,657,954) 3.1%
    MONEY MARKET FUND 3.1%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ......   United States        26,657,954   $  26,657,954
                                                                                                                    -------------
    TOTAL INVESTMENTS (COST $493,461,955) 101.5% ..............................                                       860,994,373
    OTHER ASSETS, LESS LIABILITIES (1.5)% .....................................                                       (13,132,167)
                                                                                                                    -------------
    NET ASSETS 100.0% .........................................................                                     $ 847,862,206
                                                                                                                    =============

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $39,597,089, representing 0.05% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dragon Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company.

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 494,375,842
                                                                  ==============

Unrealized appreciation .......................................   $ 376,990,461
Unrealized depreciation .......................................     (10,371,930)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $ 366,618,531
                                                                  ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 22, 2006